Leases (Tables) - Rubicon [Member]	12 Months Ended
Dec. 31, 2020
Lessee, Operating Lease, Disclosure

December 31, 2020
Assets
Right-of-use assets	$3,884

Liabilities
Current lease liabilities	1,412
Non-current lease liabilities	4,555
Total liabilities	$5,967

Lessee, Operating Lease

	2020	2019
Lease expense
Operating lease expense	$1,479	$1,442
Short-term lease expense	586	708
Less: Sublease income	(605)	-
Total lease expense	$1,459	$2,150

Lessor, Operating Lease, Payment

Years Ending December 31,
2021	$2,022
2022	2,021
2023	2,022
2024	2,021
Total minimum lease payments	$8,086
Less: Imputed interest	(2,331)
Total operating lease liabilities	$5,755